Accounts receivable, trade (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable	$ 208	$ 196
Allowance for doubtful accounts	(196)	(196)
Accounts receivable, net	12	0
Balance at the beginning of the year	196	196
Addition	0	0	$ 195
Balance at the end of the year	$ 196	$ 196	$ 196